J.P. MORGAN INCOME FUNDS

JPMorgan Core Plus Bond Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated March 3, 2014

to the Prospectuses dated July 1, 2013, as supplemented

Effective immediately, the portfolio manager information for the JPMorgan Core Plus Bond Fund in the section titled “Management” in the Fund’s “Risk/Return Summary” of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

MANAGEMENT

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Steven Lear	2013	Managing Director
Mark Jackson	1996	Executive Manager
Frederick Sabetta	2006	Managing Director
Richard Figuly	2006	Executive Director
J. Andrew Norelli	2014	Managing Director

In addition, the paragraphs entitled “Core Plus Bond Fund” in the section titled “The Funds’ Management and Administration — The Portfolio Managers” are hereby deleted in their entirety and replaced by the following:

Core Plus Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers. The portfolio management team for the Fund consists of Steven S. Lear, Managing Director and CFA charterholder, Mark M. Jackson, Executive Director and CFA charterholder, Frederick A. Sabetta, Managing Director and CFA charterholder, Richard Figuly, Executive Director, and J. Andrew Norelli, Managing Director. The team also includes additional portfolio managers who make day-to-day decisions concerning all alternative strategies such as emerging market debt. Mr. Lear is responsible for overseeing U.S. broad market strategies for the U.S. Macro team and has been part of the team responsible for management of the Fund since 2013. Prior to joining JPMIM in 2008, Mr. Lear was at Schroder Investment Management for ten years, serving as the head of the U.S. fixed income securities for seven years. Mr. Jackson is a Fixed Income Portfolio Manager for the Taxable Bond Team, responsible for managing taxable bond portfolios for institutional clients and the Fund. Mr. Jackson has been part of the team responsible for management of the Fund since 1996 and has been employed by JPMIM or predecessor firms since 1996. Mr. Sabetta has managed private placement investments since 1983. He is the portfolio manager for the BB/B high yield assets managed by one of the high yield teams. Mr. Sabetta has been part of the team responsible for management of the Fund since December 2006 and an employee of JPMIM or predecessor firms since November 2003. Mr. Figuly became part of the team responsible for management of the Fund in May 2006. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the Columbus Taxable Bond Team responsible for trading fixed income securities with an emphasis on asset-backed securities. Mr. Norelli is a portfolio manager within the U.S. Macro team, where he focuses on multi-asset class portfolios, asset allocation, macroeconomic strategy, and global market dynamics. Prior to joining JPMIM in 2012, Mr. Norelli spent over 11 years at Morgan Stanley in fixed income, most recently serving four years as co-head of the firm’s emerging markets credit trading business.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-CPB-PM-314

J.P. MORGAN INCOME FUNDS

JPMorgan Core Plus Bond Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated March 3, 2014 to the Statement of Additional Information dated July 1, 2013

Effective immediately, the portfolio managers’ information for the JPMorgan Core Plus Bond Fund in the section entitled “Portfolio Managers” of the Statement of Additional Information is hereby replaced with the following:

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by the portfolio managers as of February 28, 2013:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Core Plus Bond Fund
Steven Lear*	3	$1,558,574	1	$44,076	20	$3,765,501
Mark M. Jackson	2	3,126,051	2	1,828,240	35	6,475,279
Frederick A. Sabetta	1	102,981	1	68,331	2034	5,301,591
Richard D. Figuly	6	13,959,743	2	860,921	38	13,185,560
J. Andrew Norelli*	0	0	0	0	0	0

*As	of December 31, 2013.

The following table shows information on the other accounts managed by the portfolio managers that have advisory fees wholly or partly based on performance as of February 28, 2013:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Core Plus Bond Fund
Steven Lear*	0	$0	0	$0	0	$0
Mark M. Jackson	0	0	0	0	3	1,203,354
Frederick A. Sabetta	0	0	0	0	1	2,008
Richard D. Figuly	0	0	0	0	2	1,284,695
J. Andrew Norelli*	0	0	0	0	0	0

*As	of December 31, 2013.

SUP-SAI-CPB-PM-314

Portfolio Managers — Ownership of Securities

The following table indicates the dollar range of securities of the Fund beneficially owned by the portfolio managers as of February 28, 2013.

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Core Plus Bond Fund
Steven Lear	X
Mark M. Jackson			X
Frederick A. Sabetta		X
Richard D. Figuly	X
J. Andrew Norelli*	X

*	As of December 31, 2013

For a more complete discussion of the portfolio managers’ compensation, see the “Portfolio Manager Compensation” section in Part II of this SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE